Equity Incentive Plan (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 1 month
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		2,148,370	4,862,020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		30,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		7,012,391
Restricted stock amortization	$ 3,359	$ 23,869
Restricted Stock [Member]
Allocated Share-based Compensation Expense		39,758
Restricted Stock [Member] | September 30, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		2,775,000
Fair Value of awards		26,918
Allocated Share-based Compensation Expense		14,292
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years 0 months
Restricted Stock [Member] | November 6, 2013 [Member]
Fair Value of awards		13,289
Allocated Share-based Compensation Expense		7,770
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years 0 months
Restricted Stock [Member] | December 17, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		707,020
Fair Value of awards		6,780
Allocated Share-based Compensation Expense		4,030
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years 0 months
Restricted Stock [Member] | February 21, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		2,080,370
Fair Value of awards		19,410
Allocated Share-based Compensation Expense		13,222
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years 0 months
Restricted Stock [Member] | May 20, 2014 [Member]
Fair Value of awards		590
Allocated Share-based Compensation Expense		$ 444
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years 0 months
Share-based Compensation Award, Tranche One [Member] | Restricted Stock [Member] | September 30, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		1,395,000
Balance - number of shares vesting in three equal installments		1,380,000
Share-based Compensation Award, Tranche One [Member] | Restricted Stock [Member] | November 6, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,380,000
Share-based Compensation Award, Tranche One [Member] | Restricted Stock [Member] | December 17, 2013 [Member]
Share based compensation shares vesting in three installments		617,020
Balance - number of shares vesting in three equal installments		90,000
Share-based Compensation Award, Tranche One [Member] | Restricted Stock [Member] | February 21, 2014 [Member]
Share based compensation shares vesting in three installments		1,990,370
Share-based Compensation Award, Tranche One [Member] | Restricted Stock [Member] | May 20, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		68,000